CONTRACTUAL OBLIGATIONS AND RIGHTS	9 Months Ended
Sep. 30, 2023
CONTRACTUAL OBLIGATIONS AND RIGHTS
CONTRACTUAL OBLIGATIONS AND RIGHTS

NOTE 9 – CONTRACTUAL OBLIGATIONS AND RIGHTS

As of 30 September 2023, TORM had contractual obligations regarding scrubber investments and other minor commitments of USD 12.9m (30 September, 2022: USD 23.2m, 31 December 2022: USD 18.4m).

In September 2023, TORM entered into two time charter contracts as a lessor classified as operating leases. As of 30 September 2023, TORM has contractual rights to receive future payments as lessor of these vessels on time charter of USD 6.6m in 2023, USD 31.8m in 2024 and USD 24.5m in 2025. The charter hire income for these vessels under time charter is recognized under “Revenue”.